Inventory	6 Months Ended
Jun. 30, 2022
Disclosure Of Inventories Text Block Abstract
INVENTORY
6.	INVENTORY

	30-Jun-22	31-Dec-21
Finished products	$8,107,467	$6,031,753
Impairment of finished products	(3,669,820)	(3,819,955)
Accessories and spare parts	1,106,761	1,025,366
Impairment of accessories and spare parts	(859,742)	(839,693)
Total	$4,684,666	$2,397,471

Refer to Note 17 for   total inventories expensed as cost of sales during the six months ended June 30, 2022 and 2021.

Provision on inventory

Management reviews the inventory for impairment on a quarterly basis. As at June 30, 2022, it was determined that $4,529,562 (December 31, 2021- $4,659,648)   of the inventory was impaired due to slow movement. For the 6 months ended June 30, 2022, the bad debt provision on the statement of operations is $63,285 (June 30, 2021-recovery of $224,557). For the three months ended June 30, 2022 the bad debt provision is $70,643 (June 30, 2021-recovery of $224,557).

Liens

Siyata Mobile Inc. has pledged the North American inventory as collateral for the outstanding convertible debenture as outlined in Note 13. The carrying amount of the North American inventory is $2,729,437 (December 31, 2021-$1,355,482).